Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Prepaid interest	$ 4,035	$ 6,596
Third party - prepaid vessel operating expenses	1,757	2,123
Prepaid insurance	574	760
Other prepaid expenses	2,089	2,752
Current prepayments and other current assets	12,430	13,855
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 3,975	$ 1,624